STOCK-BASED COMPENSATION (Details Narrative) - USD ($)								12 Months Ended
	Sep. 06, 2022	Aug. 26, 2022	Jun. 15, 2021	May 05, 2021	Mar. 19, 2021	Feb. 10, 2021	Mar. 22, 2019	Dec. 31, 2022	Dec. 31, 2021	Apr. 26, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation								$ (31,977)	$ 786,271
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted								9,300,000
Stock options exercise price								$ 0.20
Stock based compensation								$ 1,855,761	$ 4,585,412
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted			2,900,000	180,000	180,000	2,066,666
Stock options exercise price			$ 1.16	$ 1.78	$ 3.19	$ 1.17
Stock options exercisable term			10 years	10 years	10 years	10 years
Fair value of stock options granted			$ 1.07	$ 1.65	$ 2.87	$ 1.09
Number of options, cancelled	130,000
Officers and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted		8,300,000
Stock options exercise price		$ 0.09
Stock options exercisable term		10 years
Fair value of stock options granted		$ 0.0780
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted		1,000,000
Stock options exercise price		$ 0.09
Fair value of stock options granted		$ 0.0780
Board Of Directors [Member] | SBetOne Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of stock options granted							$ 0.0001
2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:DescriptionOnEquityIncentivePlan]								The terms of the Plan provide that our board of directors may grant options to acquire common shares of the Company at not less than 100% of the greater of: (i) the fair market value of the shares underlying the options on the grant date and (ii) the fair market value of the shares underlying the options on the date preceding the grant date at terms of up to ten years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant										13,300,000
Number of options, granted								12,730,000
Stock options unissued								570,000